CASH GENERATED BY OPERATIONS (Tabels)	12 Months Ended
Jun. 30, 2018
Cash flows from (used in) operating activities [abstract]
Dislcosure of cash generated by operations
13	CASH GENERATED BY OPERATIONS

	Amounts in R million	Note	2018	2017	2016

	Profit/(loss) before tax		32.4	(36.7)	108.8
	Adjusted for
	Depreciation	9	168.0	179.8	180.2
	Movement in gold in process and finished stock	5.1	(24.5)	(4.8)	7.1
	Change in estimate of environmental rehabilitation	10, 23	(2.9)	0.6	19.3
	Environmental rehabilitation payments	10, 23	(3.4)	(7.9)	(11.2)
	Increase in long-term incentive liability	18.1	17.2	10.0	29.9
	Profit on disposal of property, plant and equipment	5.2	-	(12.9)	(10.5)
	Loss on disposal of property, plant and equipment	5.3	0.6	-	-
	Reversal of accrual		-	-	(22.7)
	Finance income	6	(38.8)	(40.0)	(36.8)
	Finance expense	7	58.4	52.2	47.6
	Other non-cash items		1.3	(1.0)	4.6

	Operating cash flows before working capital changes		208.3	139.3	316.3

	Working capital changes		14.6	(117.8)	81.9
	Change in trade and other receivables		22.2	(57.6)	33.7
	Change in long-term receivable	24.2	(27.4)	-	-
	Change in inventories		(28.2)	(14.8)	1.0
	Change in trade and other payables and employee benefits		48.0	(45.4)	47.2

	Cash generated by operations		222.9	21.5	398.2